SEGMENTATION - Net income or loss (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
SEGMENTATION
Revenue, net	$ 326,455	$ 329,211	$ 532,780	$ 612,192
Lease operating expenses	260,480	503,560	1,179,729	1,332,548
General and administrative expenses	1,936,654	745,064	$ 11,195,409	$ 4,519,811
Single reportable segment
SEGMENTATION
Revenue, net	326,455	329,211
Lease operating expenses	260,480	503,560
General and administrative expenses	$ 1,936,654	$ 745,064